AB Active ETFs, Inc.

AB Short Duration High Yield ETF

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 74.8%
Industrial – 64.8%
Basic – 5.4%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	3,364	$3,162,093
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a) (b)		2,435	1,433,173
10.425% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a) (b) (c)		927	929,113
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		400	369,156
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		950	939,018
Cerdia Finanz GmbH 9.375%, 10/03/2031(a)		810	848,985
Constellium SE 3.125%, 07/15/2029(a)	EUR	617	612,054
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	U.S.$	1,914	1,898,899
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		4,115	4,044,922
Domtar Corp. 6.75%, 10/01/2028(a)		1,252	1,161,706
Element Solutions, Inc. 3.875%, 09/01/2028(a)		4,329	4,116,576
FMG Resources August 206 Pty Ltd. 4.50%, 09/15/2027(a)		2,915	2,842,183
5.875%, 04/15/2030(a)		571	568,545
6.125%, 04/15/2032(a)		134	134,249
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		3,789	3,594,207
6.375%, 07/15/2032(a)		875	887,320
Guala Closures SpA 6.886% (EURIBOR 3 Month + 4.00%), 06/29/2029 (a) (d)	EUR	600	629,323
INEOS Quattro Finance 2 PLC 6.75%, 04/15/2030(a)		1,103	1,184,551
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	2,245	2,111,961
Mineral Resources Ltd. 8.00%, 11/01/2027(a)		596	602,324
8.50%, 05/01/2030(a)		2,379	2,413,377
Novelis Corp. 3.25%, 11/15/2026(a)		2,037	1,975,870
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	101,093
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		187	194,711

	Principal Amount (000)		U.S. $ Value

5.375%, 11/01/2026(a)	U.S.$	3,089	$3,060,736
6.981% (EURIBOR 3 Month + 4.38%), 11/01/2026(a) (d)	EUR	318	331,005
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	250	252,187
SNF Group SACA 3.125%, 03/15/2027(a)		1,989	1,897,605
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		3,780	3,686,180

			45,983,122

Capital Goods – 7.8%
Arcosa, Inc. 4.375%, 04/15/2029(a)		1,205	1,139,713
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		1,871	1,706,352
6.00%, 06/15/2027(a)		1,450	1,442,953
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	200	189,089
4.125%, 08/15/2026(a)	U.S.$	2,220	2,001,108
Ball Corp. 2.875%, 08/15/2030		3,246	2,846,320
6.00%, 06/15/2029		1,032	1,049,338
Bombardier, Inc. 6.00%, 02/15/2028(a)		2,045	2,037,863
7.25%, 07/01/2031(a)		884	905,004
7.50%, 02/01/2029(a)		1,046	1,080,936
7.875%, 04/15/2027(a)		271	272,081
8.75%, 11/15/2030(a)		406	434,806
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		4,104	4,061,318
6.375%, 02/01/2031(a)		864	874,696
Crown Americas LLC 5.25%, 04/01/2030		564	555,478
Efesto Bidco S.p.A Efesto US LLC Series XR 7.50%, 02/15/2032(a)		1,939	1,924,884
EnerSys 4.375%, 12/15/2027(a)		1,214	1,175,856
Esab Corp. 6.25%, 04/15/2029(a)		1,019	1,036,343
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		19	17,865
3.75%, 08/01/2025(a)		2,161	2,151,384
4.00%, 08/01/2028(a)		403	382,153
5.125%, 12/15/2026(a)		100	99,923
6.75%, 01/15/2031(a)		967	1,002,624
Goat Holdco LLC 6.75%, 02/01/2032(a)		1,152	1,151,942

	Principal Amount (000)		U.S. $ Value

Griffon Corp. 5.75%, 03/01/2028	U.S.$	3,106	$3,075,779
IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(a)	EUR	650	673,540
LSB Industries, Inc. 6.25%, 10/15/2028(a) (c)	U.S.$	3,749	3,682,080
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,952	1,881,455
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		3,190	3,063,963
Moog, Inc. 4.25%, 12/15/2027(a)		4,546	4,376,934
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		936	879,241
Paprec Holding SA 6.50%, 11/17/2027(a)	EUR	400	437,337
7.25%, 11/17/2029(a)		260	285,648
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)	U.S.$	1,182	1,198,087
Silgan Holdings, Inc. 2.25%, 06/01/2028	EUR	412	412,254
4.125%, 02/01/2028	U.S.$	100	96,439
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(a)		2,105	2,259,423
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	180	187,642
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	1,577	1,560,930
TransDigm, Inc. 4.625%, 01/15/2029		500	475,385
5.50%, 11/15/2027		1,844	1,825,560
6.375%, 03/01/2029(a)		2,556	2,590,762
6.75%, 08/15/2028(a)		2,775	2,823,701
6.875%, 12/15/2030(a)		235	241,056
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		200	208,846
Triumph Group, Inc. 9.00%, 03/15/2028(a)		2,469	2,605,733
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	455,440
Waste Pro USA, Inc. 7.00%, 02/01/2033(a)	U.S.$	582	589,822

			65,427,086

Communications - Media – 5.0%
AMC Networks, Inc. 10.25%, 01/15/2029(a)		1,420	1,504,007
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	442	483,322
8.125%, 05/01/2029(a)	U.S.$	734	764,755
Cable One, Inc. 4.00%, 11/15/2030(a)		571	464,274

	Principal Amount (000)		U.S. $ Value

CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/2032	U.S.$	1,604	$1,412,643
4.75%, 02/01/2032(a)		1,038	932,695
5.00%, 02/01/2028(a)		1,300	1,267,253
6.375%, 09/01/2029(a)		519	521,040
CSC Holdings LLC 5.375%, 02/01/2028(a)		2,712	2,327,764
5.50%, 04/15/2027(a)		491	455,550
6.50%, 02/01/2029(a)		233	194,522
DISH DBS Corp. 5.25%, 12/01/2026(a)		2,160	2,031,372
5.75%, 12/01/2028(a)		754	668,089
Gray Media, Inc. 7.00%, 05/15/2027(a)		806	790,718
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		1,179	887,315
6.75%, 10/15/2027(a)		2,212	1,888,163
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		561	550,504
Nexstar Media, Inc. 4.75%, 11/01/2028(a)		1,115	1,056,396
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		787	683,690
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		67	46,931
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		837	785,910
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	196	205,198
Sunrise FinCo I BV 4.875%, 07/15/2031(a)	U.S.$	202	188,343
TEGNA, Inc. 4.625%, 03/15/2028		949	909,949
4.75%, 03/15/2026(a)		1,000	993,410
5.00%, 09/15/2029		1,357	1,283,328
Telenet Finance Luxembourg Notes SARL 5.50%, 03/01/2028(a)		1,200	1,169,928
Univision Communications, Inc. 4.50%, 05/01/2029(a)		2,457	2,218,573
6.625%, 06/01/2027(a)		1,934	1,937,771
7.375%, 06/30/2030(a)		2,600	2,541,552
8.50%, 07/31/2031(a)		840	836,783
Veritiv Operating Co. 10.50%, 11/30/2030(a)		240	261,192
Virgin Media Finance PLC 3.75%, 07/15/2030(a)	EUR	210	199,290
5.00%, 07/15/2030(a)	U.S.$	1,153	1,000,885
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		201	178,532

	Principal Amount (000)		U.S. $ Value

Virgin Media Vendor Financing Notes IV DAC 5.00%, 07/15/2028(a)	U.S.$	2,417	$2,315,220
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		3,403	3,017,678
Ziggo BV 4.875%, 01/15/2030(a)		3,288	3,028,741

			42,003,286

Communications - Telecommunications – 2.3%
Altice Financing SA 5.00%, 01/15/2028(a)		1,198	970,728
Altice France SA 5.125%, 07/15/2029(a)		2,839	2,199,856
5.50%, 01/15/2028(a)		489	393,533
5.50%, 10/15/2029(a)		1,902	1,485,310
8.125%, 02/01/2027(a)		588	525,584
Cogent Communications Group LLC 3.50%, 05/01/2026(a)		793	775,054
EchoStar Corp. 10.75%, 11/30/2029		3,232	3,460,793
Intelsat Jackson Holdings SA 6.50%, 03/15/2030(a)		1,451	1,356,671
Level 3 Financing, Inc. 10.75%, 12/15/2030(a)		668	750,759
11.00%, 11/15/2029(a)		564	639,061
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	1,164	1,212,909
Nexstar Media, Inc. 5.625%, 07/15/2027(a)	U.S.$	1,308	1,293,651
United Group BV 6.806% (EURIBOR 3 Month + 4.25%), 02/01/2029(a) (d)	EUR	210	219,802
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)	U.S.$	200	173,324
4.75%, 07/15/2031(a)		2,058	1,806,389
7.75%, 04/15/2032(a)		1,953	1,980,557

			19,243,981

Consumer Cyclical - Automotive – 3.6%
Adient Global Holdings Ltd. 8.25%, 04/15/2031(a)		383	393,758
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		1,478	1,327,495
4.75%, 10/01/2027(a)		197	193,590
5.875%, 06/01/2029(a)		1,587	1,586,333
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		845	772,600
6.50%, 04/01/2027		388	386,316
6.875%, 07/01/2028		525	521,346
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		2,378	2,300,549

	Principal Amount (000)		U.S. $ Value

Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	430	$447,307
6.75%, 02/15/2030(a)	U.S.$	529	541,558
Dana, Inc. 4.25%, 09/01/2030		578	546,060
5.625%, 06/15/2028		165	164,269
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		870	886,347
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		2,936	2,794,309
5.25%, 07/15/2031		741	688,204
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.1250% PIK), 05/15/2029(a) (b)		662	652,805
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a) (b)	EUR	520	567,332
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a) (b)	U.S.$	1,427	1,435,947
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		23	21,890
2.75%, 03/09/2028(a)		335	310,682
5.30%, 09/13/2027(a)		618	618,624
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		2,353	2,315,352
PM General Purchaser LLC 9.50%, 10/01/2028(a)		5,026	4,896,631
Tenneco, Inc. 8.00%, 11/17/2028(a)		1,422	1,413,098
ZF Europe Finance BV 2.00%, 02/23/2026(a) (c)	EUR	300	306,684
ZF Finance GmbH Series E 3.00%, 09/21/2025(a)		200	207,482
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	1,568	1,566,667
6.75%, 04/23/2030(a)		215	212,128
6.875%, 04/14/2028(a)		234	235,959
6.875%, 04/23/2032(a)		982	949,123
7.125%, 04/14/2030(a)		845	844,992

			30,105,437

Consumer Cyclical - Entertainment – 2.7%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		2,305	2,203,557
Carnival Corp. 5.75%, 03/01/2027(a)		992	994,480
5.75%, 01/15/2030(a)	EUR	189	211,756
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	484,052
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	396	397,164

	Principal Amount (000)		U.S. $ Value

Live Nation Entertainment, Inc. 3.75%, 01/15/2028(a)	U.S.$	1,121	$1,073,974
4.75%, 10/15/2027(a)		947	924,973
6.50%, 05/15/2027(a)		1,021	1,037,745
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)		3,485	3,428,508
Motion Finco SARL 7.375%, 06/15/2030(a)	EUR	329	356,083
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	283	283,040
6.75%, 02/01/2032(a)		1,551	1,585,882
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		2,827	2,742,388
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029		1,184	1,148,681
5.375%, 04/15/2027		821	814,908
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		832	829,745
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	224,421
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		4,423	4,334,717

			23,076,074

Consumer Cyclical - Other – 5.9%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		877	796,123
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		1,000	905,680
5.00%, 03/01/2030(a)		1,634	1,570,225
6.375%, 06/15/2032(a)		400	406,568
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		1,316	1,297,945
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		3,409	3,329,775
5.50%, 04/01/2027(a)		282	280,841
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	668	730,617
Forestar Group, Inc. 3.85%, 05/15/2026(a)	U.S.$	2,278	2,242,759
Great Canadian Gaming Corp. 8.75%, 11/15/2029(a)		662	697,543
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		985	872,592
3.75%, 05/01/2029(a)		2,077	1,948,662
4.00%, 05/01/2031(a)		645	591,613
4.875%, 01/15/2030		641	625,257
5.375%, 05/01/2025(a)		105	104,871

	Principal Amount (000)		U.S. $ Value

5.875%, 04/01/2029(a)	U.S.$	2,733	$2,754,782
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		2,321	2,115,684
5.00%, 06/01/2029(a)		2,690	2,564,781
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		5,004	4,708,514
MGM Resorts International 4.75%, 10/15/2028		2,404	2,334,933
5.50%, 04/15/2027		115	114,886
Miller Homes Group Finco PLC 7.00%, 05/15/2029(a)	GBP	276	339,338
7.806% (EURIBOR 3 Month + 5.25%), 05/15/2028(a) (d)	EUR	194	204,544
Playtech PLC 4.25%, 03/07/2026(a)		56	58,100
5.875%, 06/28/2028(a)		620	667,800
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	1,260	1,228,248
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)		428	399,508
4.75%, 01/15/2028(a)		1,512	1,477,572
5.00%, 02/15/2027(a)		1,555	1,540,103
Station Casinos LLC 4.625%, 12/01/2031(a)		437	402,420
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		22	22,000
5.875%, 06/15/2027(a)		3,747	3,785,332
Thor Industries, Inc. 4.00%, 10/15/2029(a)		2,763	2,549,669
Travel & Leisure Co. 4.50%, 12/01/2029(a)		2,667	2,536,770
6.625%, 07/31/2026(a)		2,634	2,669,612
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		1,401	1,349,485

			50,225,152

Consumer Cyclical - Restaurants – 1.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		1,208	1,126,750
3.875%, 01/15/2028(a)		2,378	2,279,551
4.00%, 10/15/2030(a)		1,583	1,441,701
4.375%, 01/15/2028(a)		2,628	2,541,118
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		938	887,292
Yum! Brands, Inc. 4.75%, 01/15/2030(a)		1,442	1,396,390

			9,672,802

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 4.0%
Advance Auto Parts, Inc. 3.90%, 04/15/2030	U.S.$	1,446	$1,287,952
Arko Corp. 5.125%, 11/15/2029(a)		814	735,954
Bath & Body Works, Inc. 5.25%, 02/01/2028		650	646,588
7.50%, 06/15/2029		24	24,700
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029(a)		65	63,242
Carvana Co. 9.00% (9.00% Cash or 12.00% PIK), 12/01/2028(a) (b) (c)		1,085	1,125,128
9.00% (11.00% Cash or 13.00% PIK), 06/01/2030(a) (b) (c)		2,076	2,204,421
FirstCash, Inc. 4.625%, 09/01/2028(a)		1,823	1,760,088
Gap, Inc. (The) 3.875%, 10/01/2031(a)		1,501	1,322,591
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		3,946	3,776,243
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		3,008	2,864,368
Hanesbrands, Inc. 4.875%, 05/15/2026(a)		4,537	4,544,894
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		654	605,460
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		1,995	1,901,155
Murphy Oil USA, Inc. 4.75%, 09/15/2029		2,541	2,445,103
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		2,056	1,950,815
7.75%, 02/15/2029(a)		1,226	1,186,461
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		1,840	1,731,514
Under Armour, Inc. 3.25%, 06/15/2026		783	760,896
VF Corp. 2.80%, 04/23/2027		250	236,290
2.95%, 04/23/2030		1,221	1,068,131
Walgreens Boots Alliance, Inc. 8.125%, 08/15/2029		1,261	1,270,899

			33,512,893

Consumer Non-Cyclical – 7.5%
AdaptHealth LLC 4.625%, 08/01/2029(a)		500	464,700
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(a)		200	196,258
3.50%, 03/15/2029(a)		615	569,072
4.625%, 01/15/2027(a)		1,794	1,767,090

	Principal Amount (000)		U.S. $ Value

6.50%, 02/15/2028(a)	U.S.$	115	$117,221
7.50%, 03/15/2026(a)		185	185,231
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		1,984	2,076,911
Bausch Health Cos., Inc. 11.00%, 09/30/2028(a)		1,723	1,743,917
CAB SELAS 3.375%, 02/01/2028(a)	EUR	859	862,236
CHS/Community Health Systems, Inc. 5.625%, 03/15/2027(a)	U.S.$	2,084	2,010,622
DaVita, Inc. 3.75%, 02/15/2031(a)		437	383,398
4.625%, 06/01/2030(a)		3,315	3,075,094
6.875%, 09/01/2032(a)		455	462,471
Embecta Corp. 5.00%, 02/15/2030(a)		3,349	3,085,166
6.75%, 02/15/2030(a)		366	349,164
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,030	822,733
Encompass Health Corp. 4.50%, 02/01/2028		394	384,812
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		2,432	2,449,024
Grifols SA 3.875%, 10/15/2028(a)	EUR	1,524	1,500,308
4.75%, 10/15/2028(a)	U.S.$	2,272	2,148,971
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	948,016
Hologic, Inc. 3.25%, 02/15/2029(a)	U.S.$	527	487,306
Iceland Bondco PLC 8.056% (EURIBOR 3 Month + 5.50%), 12/15/2027(a) (d)	EUR	199	208,359
10.875%, 12/15/2027(a)	GBP	118	159,219
IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	820,219
5.00%, 10/15/2026(a)	U.S.$	1,180	1,173,050
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028(a)		1,756	1,719,387
LifePoint Health, Inc. 8.375%, 02/15/2032(a)		1,828	1,854,451
9.875%, 08/15/2030(a)		615	661,365
11.00%, 10/15/2030(a)		338	371,925
Medline Borrower LP 3.875%, 04/01/2029(a)		2,504	2,345,897
ModivCare, Inc. 5.00%, 10/01/2029(a)		1,596	577,848
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		2,585	1,905,716
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (b) (c)		1,350	1,224,727

	Principal Amount (000)		U.S. $ Value

Newell Brands, Inc. 5.70%, 04/01/2026(c)	U.S.$	763	$762,443
6.375%, 09/15/2027		42	42,478
6.375%, 05/15/2030		997	994,218
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		4,080	3,881,630
5.125%, 04/30/2031(a)		1,804	1,644,310
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		6	5,272
6.625%, 04/01/2030(a)		844	778,278
Performance Food Group, Inc. 5.50%, 10/15/2027(a)		1,606	1,597,697
Post Holdings, Inc. 4.50%, 09/15/2031(a)		520	474,713
4.625%, 04/15/2030(a)		2,611	2,449,066
5.50%, 12/15/2029(a)		890	872,040
6.25%, 02/15/2032(a)		1,288	1,299,064
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	249,239
Prestige Brands, Inc. 3.75%, 04/01/2031(a)	U.S.$	430	387,507
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%, 04/30/2029(a)		3,833	3,668,411
Tenet Healthcare Corp. 4.625%, 06/15/2028		2,402	2,324,175
6.125%, 06/15/2030		750	751,718
US Foods, Inc. 4.75%, 02/15/2029(a)		1,865	1,804,910
Viking Baked Goods Acquisition Corp. 8.625%, 11/01/2031(a)		425	414,617

			63,513,670

Energy – 8.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		3,100	3,050,927
5.75%, 01/15/2028(a)		481	481,606
Buckeye Partners LP 3.95%, 12/01/2026		1,074	1,047,977
4.50%, 03/01/2028(a)		3,243	3,148,304
6.75%, 02/01/2030(a)		341	350,241
6.875%, 07/01/2029(a)		732	752,167
California Resources Corp. 8.25%, 06/15/2029(a)		779	801,264
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	356,014
8.375%, 01/15/2029(a)		1,075	1,108,884
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		908	900,273
8.375%, 07/01/2028(a)		2,510	2,613,713

	Principal Amount (000)		U.S. $ Value

CNX Resources Corp. 6.00%, 01/15/2029(a)	U.S.$	4,245	$4,211,549
7.25%, 03/01/2032(a)		250	256,570
7.375%, 01/15/2031(a)		100	102,740
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		367	384,884
Genesis Energy LP/Genesis Energy Finance Corp. 8.25%, 01/15/2029		885	912,001
8.875%, 04/15/2030		533	554,064
Harvest Midstream I LP 7.50%, 09/01/2028(a)		1,771	1,808,988
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		727	685,743
5.125%, 06/15/2028(a)		3,397	3,353,756
5.625%, 02/15/2026(a)		382	382,000
5.875%, 03/01/2028(a)		141	142,077
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		11	10,744
6.00%, 04/15/2030(a)		2,266	2,183,880
6.25%, 11/01/2028(a)		1,400	1,400,630
6.25%, 04/15/2032(a)		1,618	1,549,688
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		3,631	3,830,160
ITT Holdings LLC 6.50%, 08/01/2029(a)		1,094	1,043,851
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		319	328,883
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(a)		378	371,147
Murphy Oil Corp. 6.375%, 07/15/2028		517	521,886
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		2,930	2,936,358
NFE Financing LLC 12.00%, 11/15/2029(a)		5,690	5,614,447
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		2,878	2,930,437
NuStar Logistics LP 5.625%, 04/28/2027		1,440	1,443,168
5.75%, 10/01/2025		2,168	2,167,523
6.00%, 06/01/2026		1,163	1,168,955
6.375%, 10/01/2030		384	392,060
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		1,053	1,015,050
7.875%, 09/15/2030(a)		391	374,023
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 06/01/2031(a)		100	91,643
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		1,494	1,569,283

	Principal Amount (000)		U.S. $ Value

Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	U.S.$	392	$375,191
7.00%, 09/15/2028(a)		4,746	4,899,011
Talos Production, Inc. 9.00%, 02/01/2029(a)		610	631,320
TerraForm Power Operating LLC 5.00%, 01/31/2028(a)		1,067	1,035,278
Transocean, Inc. 8.75%, 02/15/2030(a)		1,400	1,461,362
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		413	384,916
6.25%, 01/15/2030(a)		370	378,495
Venture Global LNG, Inc. 8.375%, 06/01/2031(a)		547	570,215
9.50%, 02/01/2029(a)		691	762,892
9.875%, 02/01/2032(a)		997	1,090,648

			69,938,886

Other Industrial – 0.8%
AECOM 5.125%, 03/15/2027		1,567	1,564,383
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	697,945
Benteler International AG 10.50%, 05/15/2028(a)	U.S.$	563	596,988
Gates Corp./DE 6.875%, 07/01/2029(a)		340	348,354
Steelcase, Inc. 5.125%, 01/18/2029		643	623,318
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		2,902	3,029,340

			6,860,328

Services – 4.2%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		3,691	3,807,303
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	161,756
4.625%, 06/01/2028(a)	U.S.$	4,402	4,194,163
ANGI Group LLC 3.875%, 08/15/2028(a)		959	879,883
Aramark Services, Inc. 5.00%, 02/01/2028(a)		4,319	4,242,727
Block, Inc. 2.75%, 06/01/2026		3,947	3,828,195
Cars.com, Inc. 6.375%, 11/01/2028(a)		1,545	1,536,765
Engineering - Ingegneria Informatica - SpA 8.285% (EURIBOR 3 Month + 5.75%), 02/15/2030(a) (d)	EUR	666	704,201
8.625%, 02/15/2030(a)		399	438,430

	Principal Amount (000)		U.S. $ Value

Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	2,945	$2,879,592
6.00%, 06/01/2029(a)		1,441	1,391,041
7.75%, 02/15/2028(a)		493	507,987
Matthews International Corp. 8.625%, 10/01/2027(a)		725	760,445
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		748	566,543
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		300	284,982
5.75%, 04/15/2026(a)		3,894	3,911,951
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		200	197,724
Service Corp. International/US 4.625%, 12/15/2027		1,301	1,276,736
5.125%, 06/01/2029		389	382,815
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	777	833,729
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)	U.S.$	2,513	2,277,833

			35,064,801

Technology – 2.4%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	1,870	2,001,745
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	2,156	2,200,263
ASGN, Inc. 4.625%, 05/15/2028(a)		806	772,688
Central Parent, Inc./CDK Global, Inc. 7.25%, 06/15/2029(a)		385	357,141
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		643	589,978
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		1,315	1,374,333
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		766	771,508
Fair Isaac Corp. 4.00%, 06/15/2028(a)		663	634,948
Gen Digital, Inc. 6.75%, 09/30/2027(a)		1,677	1,708,259
GoTo Group, Inc. 5.50%, 05/01/2028(a)		608	380,742
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 05/01/2029(a)		115	116,478
Open Text Corp. 3.875%, 02/15/2028(a)		582	550,979
Playtika Holding Corp. 4.25%, 03/15/2029(a)		2,957	2,683,478

	Principal Amount (000)		U.S. $ Value

Rackspace Finance LLC 3.50%, 05/15/2028(a)	U.S.$	1,075	$590,947
Seagate HDD Cayman 4.875%, 06/01/2027		400	395,224
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		1,088	1,018,999
Virtusa Corp. 7.125%, 12/15/2028(a)		269	264,349
Western Digital Corp. 4.75%, 02/15/2026		4,065	4,021,748

			20,433,807

Transportation - Airlines – 0.9%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		2,636	2,665,207
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		1,087	1,085,817
5.75%, 04/20/2029(a)		1,996	1,983,784
Avianca Midco 2 PLC Series 144@ 9.00%, 12/01/2028(a)		425	415,922
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		860	910,602
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a) (e) (f)		716	626,513

			7,687,845

Transportation - Services – 2.9%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	253	265,157
6.125%, 10/15/2026(a)	U.S.$	2,850	2,854,018
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		2,155	2,031,519
5.375%, 03/01/2029(a)		1,883	1,751,190
5.75%, 07/15/2027(a)		69	67,719
8.25%, 01/15/2030(a)		999	1,017,801
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,331,164
Boels Topholding BV 6.25%, 02/15/2029(a)		492	534,604
Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	656	684,444
Hertz Corp. (The) 4.625%, 12/01/2026(a)		2,291	1,982,906
5.00%, 12/01/2029(a)		921	635,619
12.625%, 07/15/2029(a)		2,554	2,691,278
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	1,498	1,593,114
Loxam SAS 4.50%, 02/15/2027(a)		104	109,217

	Principal Amount (000)		U.S. $ Value

6.375%, 05/31/2029(a)	EUR	205	$224,538
Mundys SpA 1.875%, 02/12/2028(a)		573	572,942
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	281	278,587
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		3,885	3,709,281
United Rentals North America, Inc. 4.875%, 01/15/2028		1,963	1,935,282

			24,270,380

			547,019,550

Financial Institutions – 7.3%
Banking – 0.8%
Bread Financial Holdings, Inc. 9.75%, 03/15/2029(a)		4,120	4,429,288
Freedom Mortgage Corp. 12.00%, 10/01/2028(a)		600	651,774
12.25%, 10/01/2030(a)		340	380,603
Synchrony Financial 7.25%, 02/02/2033		1,110	1,175,590

			6,637,255

Brokerage – 1.2%
AG Issuer LLC 6.25%, 03/01/2028(a)		2,147	2,131,820
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		2,036	2,104,023
Aretec Group, Inc. 10.00%, 08/15/2030(a)		3,533	3,865,632
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		784	790,554
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		1,068	1,105,722

			9,997,751

Finance – 3.3%
Enova International, Inc. 9.125%, 08/01/2029(a)		2,874	3,030,518
11.25%, 12/15/2028(a)		1,667	1,810,045
Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(a)		1,508	1,574,096
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		788	800,135
8.00%, 02/15/2027(a)		674	696,997
8.00%, 06/15/2028(a)		1,711	1,808,561
goeasy Ltd. 7.625%, 07/01/2029(a)		1,950	2,023,340
9.25%, 12/01/2028(a)		954	1,017,556

	Principal Amount (000)		U.S. $ Value

Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)	U.S.$	4,845	$4,627,120
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		4,771	4,708,595
Navient Corp. 4.875%, 03/15/2028		1,873	1,814,637
5.50%, 03/15/2029		944	908,326
6.75%, 06/25/2025		607	609,404
9.375%, 07/25/2030		1,322	1,442,262
Rfna LP 7.875%, 02/15/2030(a)		401	408,627
SLM Corp. 6.50%, 01/31/2030		978	1,006,020

			28,286,239

Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		1,777	1,681,948
7.50%, 11/06/2030(a)		253	261,276
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.50%, 10/01/2031(a)		1,434	1,436,768
6.75%, 04/15/2028(a)		254	256,504
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		465	469,148
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		569	575,526

			4,681,170

Other Finance – 0.6%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		1,360	1,360,340
Curo SPV LLC 13.00%, 08/01/2028(g)		1,074	1,113,866
Encore Capital Group, Inc. 8.50%, 05/15/2030(a)		1,681	1,767,555
9.25%, 04/01/2029(a)		1,118	1,190,424

			5,432,185

REITs – 0.8%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)	EUR	826	857,091
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	908	873,868
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a) (c)		745	760,858

	Principal Amount (000)		U.S. $ Value

Iron Mountain, Inc. 5.25%, 03/15/2028(a)	U.S.$	767	$756,684
5.25%, 07/15/2030(a)		403	388,686
Service Properties Trust 8.375%, 06/15/2029		3,516	3,568,564
Vivion Investments SARL Series E 6.50%, 02/28/2029(a) (b) (c)	EUR	1	719

			7,206,470

			62,241,070

Utility – 2.7%
Electric – 2.7%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	5,493	5,368,474
5.125%, 03/15/2028(a)		800	788,480
NRG Energy, Inc. 3.375%, 02/15/2029(a)		3,207	2,948,837
3.625%, 02/15/2031(a)		2,109	1,882,725
5.25%, 06/15/2029(a)		1,118	1,095,674
5.75%, 07/15/2029(a)		1,338	1,322,841
PG&E Corp. 5.00%, 07/01/2028		2,932	2,855,885
Vistra Operations Co. LLC 5.00%, 07/31/2027(a)		389	384,600
5.50%, 09/01/2026(a)		288	287,845
5.625%, 02/15/2027(a)		11	10,994
XPLR Infrastructure Operating Partners LP 3.875%, 10/15/2026(a)		3,594	3,451,462
4.50%, 09/15/2027(a)		998	953,389
7.25%, 01/15/2029(a)		1,419	1,410,145

			22,761,351

Total Corporates - Non-Investment Grade (cost $626,109,062)			632,021,971

CORPORATES - INVESTMENT GRADE – 14.6%
Industrial – 8.7%
Basic – 0.1%
Westlake Corp. 3.60%, 08/15/2026		843	831,738

Capital Goods – 0.1%
Embraer Netherlands Finance BV 7.00%, 07/28/2030(a)		370	396,040
Regal Rexnord Corp. 6.05%, 04/15/2028		103	105,330
6.30%, 02/15/2030		468	486,725

			988,095

	Principal Amount (000)		U.S. $ Value

Communications - Media – 1.2%
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)	U.S.$	3,525	$3,469,728
10.00%, 02/15/2031(a)		1,648	1,618,385
Paramount Global 3.70%, 06/01/2028		553	530,659
4.20%, 06/01/2029		510	489,559
Pinewood Finco PLC 3.25%, 09/30/2025(a)	GBP	620	771,305
Warnermedia Holdings, Inc. 4.054%, 03/15/2029	U.S.$	2,300	2,185,207
4.279%, 03/15/2032		1,095	982,719

			10,047,562

Consumer Cyclical - Automotive – 1.3%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		1,263	1,290,230
Ford Motor Co. 3.25%, 02/12/2032		1,063	886,329
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		254	244,803
4.95%, 05/28/2027		731	722,922
5.80%, 03/08/2029		846	847,658
5.875%, 11/07/2029		514	514,257
7.35%, 11/04/2027		1,437	1,495,716
7.35%, 03/06/2030		387	410,495
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		796	764,033
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)		1,565	1,514,638
5.50%, 07/15/2029(a)		1,075	1,053,823
6.875%, 11/15/2026(a)	EUR	478	523,299
7.75%, 10/15/2025(a)	U.S.$	293	293,155
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		405	387,970

			10,949,328

Consumer Cyclical - Entertainment – 1.5%
Carnival Corp. 4.00%, 08/01/2028(a)		4,226	4,063,806
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,082,961
Royal Caribbean Cruises Ltd. 3.70%, 03/15/2028		1,122	1,074,663
4.25%, 07/01/2026(a)		300	296,049
5.375%, 07/15/2027(a)		1,021	1,022,817
5.50%, 08/31/2026(a)		792	793,069
5.50%, 04/01/2028(a)		3,687	3,704,440
5.625%, 09/30/2031(a)		425	422,603

			12,460,408

Consumer Cyclical - Other – 1.0%
Flutter Treasury DAC 5.00%, 04/29/2029(a)	EUR	139	150,036

	Principal Amount (000)		U.S. $ Value

6.375%, 04/29/2029(a)	U.S.$	205	$209,539
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(a)		204	181,697
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	300	311,719
5.25%, 01/15/2029(a)	U.S.$	55	54,122
6.25%, 01/15/2027(a)		202	204,361
Las Vegas Sands Corp. 2.90%, 06/25/2025		3,246	3,223,018
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		4,500	4,073,805

			8,408,297

Consumer Cyclical - Retailers – 0.2%
Levi Strauss & Co. 3.50%, 03/01/2031(a)		1,186	1,058,185
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		327	316,608

			1,374,793

Consumer Non-Cyclical – 0.0%
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	358,300

Energy – 0.8%
EnLink Midstream Partners LP 4.15%, 06/01/2025	U.S.$	306	305,085
4.85%, 07/15/2026		2,375	2,375,095
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		202	196,718
6.50%, 07/01/2027(a)		1,101	1,129,593
7.50%, 06/01/2027(a)		775	794,135
Flex Intermediate Holdco LLC 3.363%, 06/30/2031(a)		475	415,829
Harbour Energy PLC 5.50%, 10/15/2026(a)		315	314,842
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	209,766
Var Energi ASA 7.50%, 01/15/2028(a)		703	748,111

			6,489,174

Other Industrial – 0.8%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		4,463	4,260,290
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)		2,920	2,994,548

			7,254,838

	Principal Amount (000)		U.S. $ Value

Services – 0.0%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	132	$177,955

Technology – 0.1%
Broadcom, Inc. 4.926%, 05/15/2037(a)	U.S.$	200	194,132
CDW LLC/CDW Finance Corp. 3.276%, 12/01/2028		406	383,800

			577,932

Transportation - Airlines – 1.5%
Air Canada 3.875%, 08/15/2026(a)		4,311	4,218,874
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		762	750,440
United Airlines, Inc. 4.375%, 04/15/2026(a)		7,121	7,031,347
4.625%, 04/15/2029(a)		476	458,897

			12,459,558

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		166	154,655
5.875%, 07/05/2034(a)		81	81,193

			235,848

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(a)		202	182,219
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		291	291,070

			473,289

			73,087,115

Financial Institutions – 5.8%
Banking – 4.7%
AIB Group PLC 6.608%, 09/13/2029(a)		319	337,802
Ally Financial, Inc. 5.75%, 11/20/2025		775	778,046
6.848%, 01/03/2030		1,201	1,260,017
8.00%, 11/01/2031		809	914,016
Banco Santander SA 4.175%, 03/24/2028		400	395,332
5.179%, 11/19/2025		400	400,728
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		752	769,364
Barclays PLC 5.69%, 03/12/2030		1,323	1,355,797
BPCE SA 5.876%, 01/14/2031(a)		1,283	1,319,578

	Principal Amount (000)		U.S. $ Value

6.293%, 01/14/2036(a)	U.S.$	1,000	$1,043,550
CaixaBank SA 5.673%, 03/15/2030(a)		1,324	1,358,676
5.875%, 10/09/2027(a) (h)	EUR	200	215,280
6.684%, 09/13/2027(a)	U.S.$	718	739,676
Capital One Financial Corp. 5.463%, 07/26/2030		1,573	1,601,865
5.70%, 02/01/2030		751	770,744
Citigroup, Inc.
Series AA 7.625%, 11/15/2028(h)		205	214,744
Series W 4.00%, 12/10/2025(h)		207	203,268
Series X 3.875%, 02/18/2026(h)		154	150,880
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		3,990	3,583,140
3.742%, 01/07/2033		230	201,100
7.146%, 07/13/2027		574	591,656
HSBC Holdings PLC 5.546%, 03/04/2030		3,287	3,358,427
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		2,636	2,384,104
5.71%, 01/15/2026(a)		2,436	2,443,868
7.00%, 11/21/2025(a)		200	202,830
Lloyds Banking Group PLC 4.976%, 08/11/2033		403	397,128
7.953%, 11/15/2033		243	278,060
Santander Holdings USA, Inc. 6.499%, 03/09/2029		341	354,309
Santander UK Group Holdings PLC 5.694%, 04/15/2031		1,637	1,674,798
Societe Generale SA 5.519%, 01/19/2028(a)		2,545	2,567,778
Synchrony Financial 5.935%, 08/02/2030		610	622,499
Truist Financial Corp. Series N 6.669%, 09/01/2025(h)		626	624,116
UBS Group AG 3.875%, 06/02/2026(a) (h)		445	432,638
4.375%, 02/10/2031(a) (h)		507	443,757
UniCredit SpA 1.982%, 06/03/2027(a)		222	214,203
2.569%, 09/22/2026(a)		482	475,840
5.861%, 06/19/2032(a)		1,787	1,794,702
7.296%, 04/02/2034(a)		2,175	2,300,062
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(h)		878	861,011

			39,635,389

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.1%
CI Financial Corp. 3.20%, 12/17/2030	U.S.$	1,039	$904,616

Finance – 0.4%
Aviation Capital Group LLC 4.125%, 08/01/2025(a)		3	2,988
4.875%, 10/01/2025(a)		31	30,978
Blackstone Private Credit Fund 3.25%, 03/15/2027		429	413,616
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		2,319	2,338,897
FS KKR Capital Corp. 3.125%, 10/12/2028		115	105,445
3.40%, 01/15/2026		115	113,278
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.875%, 03/01/2031(a)		473	423,818

			3,429,020

Insurance – 0.2%
Athene Global Funding 1.985%, 08/19/2028(a)		562	510,678
2.55%, 11/19/2030(a)		117	102,480
2.717%, 01/07/2029(a)		212	195,479
5.583%, 01/09/2029(a)		93	95,113
Centene Corp. 4.625%, 12/15/2029		20	19,194
Hartford Insurance Group, Inc. (The) Series ICON 6.71% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a) (d)		859	791,758
Sagicor Financial Co., Ltd. 5.30%, 05/13/2028(a)		421	414,647

			2,129,349

REITs – 0.4%
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		79	79,260
Newmark Group, Inc. 7.50%, 01/12/2029		1,962	2,083,624
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	397,540
Sabra Health Care LP 3.90%, 10/15/2029		334	317,961
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	196,737

			3,075,122

			49,173,496

Utility – 0.1%
Electric – 0.1%
Adani Electricity Mumbai Ltd. 3.949%, 02/12/2030(a)		200	171,775

	Principal Amount (000)		U.S. $ Value

Alexander Funding Trust II 7.467%, 07/31/2028(a)	U.S.$	120	$128,200
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		166	161,951
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	386,008
Pacific Gas & Electric Co. 5.55%, 05/15/2029		384	390,044

			1,237,978

Total Corporates - Investment Grade (cost $121,461,076)			123,498,589

BANK LOANS – 2.5%
Industrial – 2.0%
Capital Goods – 0.3%
ACProducts Holdings, Inc. 8.84% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(i)		651	486,538
ECO Material Technologies, Inc. 7.569% (CME Term SOFR 3 Month + 3.25%), 02/12/2032(g) (i)		1,660	1,657,925

			2,144,463

Communications - Media – 0.5%
Coral US Co. 7.426% (CME Term SOFR 1 Month + 3.00%), 10/15/2029(i)		320	313,501
DIRECTV Financing LLC 9.802% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(i)		2,144	2,128,490
Gray Television, Inc. 7.423% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(i)		1,920	1,728,346

			4,170,337

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 8.309% (CME Term SOFR 1 Month + 4.00%), 01/30/2031(i)		477	479,036

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 10.310% (CME Term SOFR 3 Month + 5.00%), 01/31/2028(j)		970	955,149

Consumer Cyclical - Other – 0.1%
Weber-Stephen Products LLC 7.688% (CME Term SOFR 3 Month + 3.25%), 10/30/2027(j)		510	505,538

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.4%
Bausch & Lomb Corp. 7.674% (CME Term SOFR 1 Month + 3.25%), 05/10/2027(i)	U.S.$	982	$978,782
Gainwell Acquisition Corp. 8.429% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(i)		384	356,640
MPH Acquisition Holdings LLC 8.037% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(i)		859	853,221
Neptune Bidco US, Inc. 9.389% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(i)		744	659,665
US Radiology Specialists, Inc. 9.079% (CME Term SOFR 3 Month + 4.75%), 12/15/2027(i)		521	520,406

			3,368,714

Other Industrial – 0.0%
American Tire Distributors, Inc. 12.819% (CME Term SOFR 3 Month + 8.25%), 10/20/2028(i)		1,110	321,416

Technology – 0.3%
Ascend Learning LLC 10.174% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(i)		141	140,737
Clover Holdings 2, LLC 7.750%, 12/09/2031(g)		1,805	1,805,000
FinThrive Software Intermediate Holdings, Inc. 8.435% (CME Term SOFR 1 Month + 4.00%), 12/15/2028(i)		24	20,568
11.185% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(i)		132	92,400
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(e) (f) (g) (i) (k)		550	4,124
Playtika Holding Corp. 7.188% (CME Term SOFR 1 Month + 2.75%), 03/13/2028(i)		777	774,065

			2,836,894

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 6.293% (CME Term SOFR 3 Month + 2.00%), 10/15/2031(i)		818	818,563
Delta Air Lines, Inc./SkyMiles IP Ltd. 8.043% (CME Term SOFR 3 Month + 3.75%), 10/20/2027(i)		379	384,336

	Principal Amount (000)		U.S. $ Value

JetBlue Airways Corp. 9.854% (CME Term SOFR 3 Month + 5.50%), 08/27/2029(i)	U.S.$	858	$859,077

			2,061,976

			16,843,523

Financial Institutions – 0.4%
Banking – 0.0%
Orbit Private Holdings I Ltd. 8.035% (CME Term SOFR 6 Month + 3.75%), 12/11/2028(i)		107	107,463

Brokerage – 0.3%
Jane Street Group LLC 6.297% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(i)		2,559	2,526,706

Insurance – 0.1%
Asurion LLC 8.674% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(i)		973	971,304

			3,605,473

Utility – 0.1%
Electric – 0.1%
Vistra Operations Co. LLC 6.324% (CME Term SOFR 3 Month + 2.00%), 04/30/2031(j)		810	786,153

Total Bank Loans (cost $22,758,067)			21,235,149

EMERGING MARKETS - CORPORATE BONDS – 2.3%
Industrial – 2.2%
Basic – 0.3%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		486	375,547
Braskem Netherlands Finance BV 4.50%, 01/10/2028 (a)		341	317,744
CSN Resources SA 7.625%, 04/17/2026(a)		274	273,384
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		1,197	1,199,992
9.375%, 03/01/2029(a)		549	583,999
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		128	124,815

			2,875,481

Communications - Media – 0.0%
RCS & RDS SA 3.25%, 02/05/2028(a)	EUR	200	201,760

Consumer Cyclical - Other – 0.9%
Allwyn International AS 3.875%, 02/15/2027(a)		805	834,228

	Principal Amount (000)		U.S. $ Value

Melco Resorts Finance Ltd. 4.875%, 06/06/2025(a)	U.S.$	815	$812,474
5.375%, 12/04/2029(a)		428	396,071
5.625%, 07/17/2027(a)		356	351,194
5.75%, 07/21/2028(a)		1,178	1,138,776
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		1,482	1,478,784
5.875%, 05/15/2026(a)		216	215,730
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		468	467,209
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		1,775	1,764,013
5.625%, 08/26/2028(a)		345	335,074

			7,793,553

Consumer Non-Cyclical – 0.6%
BRF SA 4.875%, 01/24/2030(a)		784	734,545
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		28	26,827
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	503,541
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	490	474,173
4.75%, 05/09/2027		2,675	2,631,585
5.125%, 05/09/2029		372	364,876
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(e) (g) (k) (l) (m)		422	42

			4,735,589

Energy – 0.3%
Ecopetrol SA 8.625%, 01/19/2029		216	230,904
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		216	199,919
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	199,454
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		754	753,462
Medco Bell Pte Ltd. 6.375%, 01/30/2027(a)		357	359,231
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	539,174
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		578	541,152

			2,823,296

	Principal Amount (000)		U.S. $ Value

Technology – 0.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.875%, 02/03/2030(a)	U.S.$	470	$472,496

			18,902,175

Utility – 0.1%
Electric – 0.1%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	192,300
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	237,802
Terraform Global Operating LP 6.125%, 03/01/2026(a)		63	62,828

			492,930

Total Emerging Markets - Corporate Bonds (cost $19,865,903)			19,395,105

EMERGING MARKETS - SOVEREIGNS – 0.7%
Angola – 0.1%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	683,187
9.50%, 11/12/2025(a)		710	713,323

			1,396,510

Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	588,394

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		547	542,624

Egypt – 0.0%
Egypt Government International Bond 7.50%, 01/31/2027(a)		200	197,750

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	756,861

Lebanon – 0.0%
Lebanon Government International Bond Series 10Y 6.85%, 03/23/2027(a) (e) (f)		11	2,079
Series E 6.10%, 10/04/2022(a) (e) (m)		210	39,690
Series G 1.00%, 11/27/2026(a) (e) (f)		51	9,639

			51,408

	Principal Amount (000)		U.S. $ Value

Nigeria – 0.1%
Nigeria Government International Bond 7.625%, 11/28/2047(a)	U.S.$	639	$509,357

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	460,089
6.75%, 03/13/2048(a)	U.S.$	483	322,403

			782,492

South Africa – 0.1%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	195,935
4.85%, 09/27/2027		540	527,850

			723,785

Ukraine – 0.0%
Ukraine Government International Bond 0.00%, 02/01/2030(a) (c)		16	9,070
0.00%, 02/01/2034(a) (c)		61	26,278
1.75%, 02/01/2035(a) (c)		119	68,857
1.75%, 02/01/2036(a) (c)		89	50,751

			154,956

Total Emerging Markets - Sovereigns (cost $6,386,966)			5,704,137

COLLATERALIZED LOAN OBLIGATIONS – 0.3%
CLO - Floating Rate – 0.3%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.564% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a) (d)		644	644,381
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 8.164% (CME Term SOFR 3 Month + 3.86%), 01/17/2034(a) (d)		250	250,000
GREYWOLF CLO VI Ltd. Series 2018-1A, Class A1 5.592% (CME Term SOFR 3 Month + 1.29%), 04/26/2031(a) (d)		192	191,979
Magnetite XXV Ltd. Series 2020-25A, Class D 7.862% (CME Term SOFR 3 Month + 3.56%), 01/25/2032(a) (d)		250	250,983
Palmer Square CLO Ltd. Series 2021-3A, Class D 7.514% (CME Term SOFR 3 Month + 3.21%), 01/15/2035(a) (d)		500	502,904
Regatta XIX Funding Ltd. Series 2022-1A, Class D 7.593% (CME Term SOFR 3 Month + 3.30%), 04/20/2035(a) (d)		377	378,628

	Principal Amount (000)		U.S. $ Value

Rockford Tower CLO Ltd. Series 2021-2A, Class D 7.805% (CME Term SOFR 3 Month + 3.51%), 07/20/2034(a) (d)	U.S.$	250	$250,656
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 5.564% (CME Term SOFR 3 Month + 1.26%), 04/15/2031(a) (d)		211	211,550

Total Collateralized Loan Obligations (cost $2,674,033)			2,681,081

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Mexico – 0.2%
Petroleos Mexicanos 6.49%, 01/23/2027		1,127	1,105,305
6.75%, 09/21/2047		191	131,485
6.95%, 01/28/2060		58	39,852

			1,276,642

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		631	627,845

South Africa – 0.0%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		370	377,285

Total Quasi-Sovereigns (cost $2,357,506)			2,281,772

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Floating Rate CMBS – 0.1%
BFLD Mortgage Trust Series 2021-FPM, Class A 6.026% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(a) (d)		690	689,784

Non-Agency Fixed Rate CMBS – 0.1%
CD Mortgage Trust Series 2016-CD1, Class XA 1.346%, 08/10/2049(n)		3,581	34,652
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 0.978%, 10/12/2050(n)		2,432	50,557
Commercial Mortgage Trust Series 2012-CR3, Class D 4.292%, 10/15/2045(a)		100	78,750
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.125%, 08/10/2044(a)		210	181,595
Series 2011-GC5, Class D 5.125%, 08/10/2044(a)		236	167,569
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.603%, 10/15/2049(n)		2,064	37,607

	Principal Amount (000)		U.S. $ Value

WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 4.995%, 06/15/2044(a)	U.S.$	25	$23,009

			573,739

Total Commercial Mortgage-Backed Securities (cost $1,388,248)			1,263,523

	Shares

COMMON STOCKS – 0.1%
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
New Fortress Energy, Inc.(e)		38,964	389,640

Financials – 0.0%
Financial Services – 0.0%
Nordic Aviation Capital DAC(e) (g) (k)		6,250	117,188

Total Common Stocks (cost $486,120)			506,828

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.166% (CME Term SOFR + 5.81%), 04/25/2028(d)		37	37,973
Series 2016-C01, Class 2M2 11.416% (CME Term SOFR + 7.06%), 08/25/2028(d)		18	18,504
Series 2017-C07, Class 2M2 6.966% (CME Term SOFR + 2.61%), 05/25/2030(d)		5	4,909

Total Collateralized Mortgage Obligations (cost $59,577)			61,386

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(o) (p) (q) (cost $21,638,184)		21,638,184	21,638,184

	Principal Amount (000)		U.S. $ Value

Corporates - Non-Investment Grade – 0.0%
Industrial – 0.0%
Transportation - Airlines – 0.0%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.30% (CME Term SOFR 1 Month + 0.07%), 12/19/2025(a) (d) (g) (cost $247,388)	U.S.$	247	$246,151

Total Short-Term Investments (cost $21,885,572)			21,884,335

Total Investments – 98.4% (cost $825,432,130)(r)			830,533,876
Other assets less liabilities – 1.6%			13,920,151

Net Assets – 100.0%			$844,454,027

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
Euro-BOBL Futures	16	March 2025	$1,961,857	$24,461
U.S. T-Note 5 Yr (CBT) Futures	521	June 2025	56,235,438	(716,375)
U.S. T-Note 10 Yr (CBT) Futures	310	June 2025	34,439,063	(433,516)

				$(1,125,430)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
NatWest Markets PLC	GBP	1,333	USD	1,623	03/13/2025	$(54,901)
NatWest Markets PLC	EUR	28,703	USD	30,258	05/09/2025	303,749

						$248,848

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $653,868,002 or 77.4% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2025.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.
(e)	Non-income producing security.
(f)	Defaulted.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at February 28, 2025.
(j)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(k)	Fair valued by the Adviser.
(l)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of February 28, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	02/13/2013 - 03/15/2013	$422,049	$42	0.00%

(m)	Defaulted matured security.
(n)	IO - Interest Only.
(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	The rate shown represents the 7-day yield as of period end.
(q)	Affiliated investments.
(r)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,028,801 and gross unrealized depreciation of investments was $(10,803,637), resulting in net unrealized appreciation of $4,225,164.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CME – Chicago Mercantile Exchange

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Short Duration High Yield ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade	$—	$630,908,105	$1,113,866	$632,021,971
Corporates - Investment Grade	—	123,498,589	—	123,498,589
Bank Loans	—	17,768,100	3,467,049	21,235,149
Emerging Markets - Corporate Bonds	—	19,395,063	42	19,395,105
Emerging Markets - Sovereigns	—	5,704,137	—	5,704,137
Collateralized Loan Obligations	—	2,681,081	—	2,681,081
Quasi-Sovereigns	—	2,281,772	—	2,281,772
Commercial Mortgage-Backed Securities	—	1,263,523	—	1,263,523
Common Stocks	389,640	—	117,188	506,828
Collateralized Mortgage Obligations	—	61,386	—	61,386
Short-Term Investments:
Investment Companies	21,638,184	—	—	21,638,184
Corporates - Non-Investment Grade	—	—	246,151	246,151

Total Investments in Securities	22,027,824	803,561,756	4,944,296	830,533,876
Other Financial Instruments(a):
Assets:
Futures	24,461	—	—	24,461
Forward Currency Exchange Contracts	—	303,749	—	303,749
Liabilities:
Futures	(1,149,891)	—	—	(1,149,891)
Forward Currency Exchange Contracts	—	(54,901)	—	(54,901)

Total	$20,902,394	$803,810,604	$4,944,296	$829,657,294

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$24,970	$58,625	$61,957	$21,638	$180